Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30,	December 31,
	2025	2024
Computer equipment	$12,740	$12,740
Office furniture	36,163	36,163
Manufacturing equipment	659,974	659,974
Vehicles	61,360	61,360
Building improvements	3,092	3,092
	773,329	773,329
Less: accumulated depreciation	(336,072)	(289,451)
	$437,257	$483,878

Depreciation expense related to the Company’s property and equipment was $23,507 and $30,847 for the three months ended June 30, 2025 and 2024, respectively, and $46,621 and $75,599 for the six months ended June 30, 2025 and 2024, respectively, which were included in the accompanying unaudited condensed consolidated statements of operations.

NOTE 8. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2024	2023
	As Restated
Computer equipment	$12,740	$10,636
Office furniture	36,163	36,412
Manufacturing equipment	659,974	647,875
Vehicles	61,360	456,360
Building improvements	3,092	—
	773,329	1,151,283
Less: accumulated depreciation	(289,451)	(238,186)
	$483,878	$913,097

Depreciation expense related to the Company’s property and equipment was $120,791 and $123,762 for the years ended December 31, 2024 and 2023, respectively, which were included in the accompanying consolidated statements of operations.